Stock-Based Awards - Summary of Stock Option Activity and Related Information (Detail) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Options
Outstanding, beginning of period | shares	311,303
Granted | shares	6,167,369	314,317
Exercised | shares	(30,409)
Canceled | shares	(110,484)	(3,014)
Outstanding, end of period | shares	6,337,779	311,303
Options exercisable end of period | shares	82,768
Options vested or expected to vest end of period | shares	6,337,779	311,303
Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares	$ 0.93
Granted | $ / shares	6.94	$ 0.93
Exercised | $ / shares	0.82
Canceled | $ / shares	1.04	0.73
Outstanding, end of period | $ / shares	6.78	0.93
Options exercisable end of period | $ / shares	0.97
Options vested or expected to vest end of period | $ / shares	$ 6.78	$ 0.93
Aggregate Intrinsic Value
Exercised | $	$ 589
Outstanding | $	84,984	$ 30
Options exercisable end of period | $	1,591
Options vested or expected to vest end of period | $	$ 84,984	$ 30
Weighted Average Remaining Life (in years)
Outstanding	9 years 8 months 12 days	9 years 6 months
Options exercisable end of period	8 years 10 months 24 days
Options vested or expected to vest end of period	9 years 8 months 12 days	9 years 6 months